OPERATING SEGMENTS (Narrative) (Details) - Customer	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [abstract]
Group's total revenue	13.00%	32.00%	10.00%
Number Of Customer			0